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June 15, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
ATTN: Document Control - Edgar

RE: RiverSource Life Insurance Company ("Company")
    RiverSource Variable Account 10 ("Registrant")
    Post Effective Amendment No. 60 on Form N-4
       RAVA 5 Advantage Variable Annuity
       RAVA 5 Select Variable Annuity
       RAVA 5 Access Variable Annuity

File Nos. 333-79311/811-07355

Dear Commissioners:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the Principal Underwriter, RiverSource Distributors, Inc., respectfully requests that the effective date of the above-mentioned Registration Statement be accelerated and declared effective on July 19, 2010.

Yours truly,

RiverSource Distributors, Inc.


By: /s/ Bruce H. Saul
    ---------------------------------
    Bruce H. Saul
    Chief Counsel